Share-based payment plans - Valuation assumptions (Details) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Risk–free interest rate (%)	43.00%
Assumed annual lapse rate of awards (%)		10.00%	10.00%
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price (in € per share)	€ 2.30	€ 1.76	€ 1.59
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of awards (%)	2.00%
RSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of RSA (%)	10.00%	5.00%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Assumed annual lapse rate of RSA (%)	2.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	63.00%	63.00%	68.00%
Risk–free interest rate (%)		0.00%	0.34%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (%)	64.00%	69.00%	70.00%
Risk–free interest rate (%)		0.47%	0.87%